Commitments and contingencies (Tables)	6 Months Ended
Jun. 30, 2024
Commitments and Contingencies Disclosure [Abstract]
Schedule of movements in prepayments on flight equipment	Movements in prepayments on flight equipment during the six months ended June 30, 2024 and 2023 were as follows:

	Six Months Ended June 30,
	2024	2023
Prepayments on flight equipment at beginning of period	$3,576,187	$3,806,602
Prepayments and additions during the period, net	1,015,971	742,076
Interest paid and capitalized during the period	60,921	60,826
Prepayments and capitalized interest applied to the purchase of flight equipment	(853,907)	(911,686)
Prepayments on flight equipment at end of period	$3,799,172	$3,697,818